Summary of Significant Accounting Policies Share Based Compensation (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Minimum
Risk -free interest rates	0.32%	0.39%
Dividend yield
Expected Volatility	35.70%	50.20%
Expected life in years	2 years 5 months 0 days	3 years 0 months 0 days
Maximum
Risk -free interest rates	2.54%	2.54%
Dividend yield
Expected Volatility	50.20%	57.70%
Expected life in years	7 years 0 months 0 days	7 years 0 months 0 days